Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
NOTE 7. REVENUE
As of December 31, 2020, 2019 and 2018, the revenues were as follows:

A.	Revenue disaggregation

For the year ended December 31,	Exploration and Production (1)	Industrial Transformation (2)(3)	Logistics	Fertilizers (4)	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total

Geographical market 2020
United States	171,640,991	—	—	—	131,653,920	1,049,117	304,344,028
Other	85,271,096	—	—	—	8,259,494	2,124,601	95,655,191
Europe	44,287,027	—	—	—	966,982	—	45,254,009
Local	327,652	477,920,252	4,099,000	1,516,383	19,135,480	5,409,849	508,408,616

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
United States	226,689,583	—	—	—	144,578,641	866,393	372,134,617
Other	57,106,954	—	—	—	21,001,222	4,101,054	82,209,230
Europe	124,974,855	—	—	—	6,409,388	1,903,942	133,288,185
Local	761,770	799,255,886	4,663,770	1,635,153	3,587,920	4,434,654	814,339,153

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
United States	276,785,650	—	—	—	158,713,210	—	435,498,860
Other	51,708,232	—	—	—	40,743,480	5,660,310	98,112,022
Europe	153,765,163	—	—	—	4,647,265	2,905,858	161,318,286
Local	225,471	973,926,858	4,708,217	2,938,166	64,037	4,327,233	986,189,982

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

Major products and services 2020
Crude oil	301,199,114	—	—	—	—	—	301,199,114
Gas	194,337	60,076,159	—	—	51,098,675	—	111,369,171
Refined petroleum products	—	409,240,569	—	—	107,391,773	—	516,632,342
Other	—	8,412,776	—	1,515,464	1,296,288	8,521,205	19,745,733
Services	133,315	190,748	4,099,000	919	229,140	62,362	4,715,484

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
Crude oil	408,771,392	—	—	—	—	—	408,771,392
Gas	288,446	66,014,617	—	—	53,353,075	—	119,656,138
Refined petroleum products	—	722,239,101	—	—	121,028,417	986,965	844,254,483
Other	—	8,913,397	—	1,634,300	1,127,697	8,505,098	20,180,492
Services	473,324	2,088,771	4,663,770	853	67,982	1,813,980	9,108,680

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
Crude oil	482,259,045	—	—	—	—	—	482,259,045
Gas	3,586	110,216,105	—	—	34,446,277	—	144,665,968
Refined petroleum products	—	850,342,124	—	—	167,796,526	—	1,018,138,650
Other	—	12,809,114	—	2,933,424	1,861,151	9,778,796	27,382,485
Services	221,885	559,515	4,708,217	4,742	64,038	3,114,605	8,673,002

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

Timing of revenue recognition 2020
Products transferred at a point in time	301,526,766	477,729,504	4,099,000	1,515,464	159,786,736	8,521,205	953,178,675
Products and services transferred over the time	—	190,748	—	919	229,140	62,362	483,169

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
Products transferred at a point in time	409,059,838	797,167,115	4,663,770	1,634,300	175,509,189	9,492,063	1,397,526,275
Products and services transferred over the time	473,324	2,088,771	—	853	67,982	1,813,980	4,444,910

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
Products transferred at a point in time	482,262,631	973,367,343	4,708,217	2,933,424	204,103,954	9,778,796	1,677,154,365
Products and services transferred over the time	221,885	559,515	—	4,742	64,038	3,114,605	3,964,785

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

(1)
On July 1, 2019 Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019 Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)
Pemex Cogeneration and Services was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(4)	Merged as of January 1, 2021, see Note 28-E.

Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.

The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.

Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.

The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the
Comisión Reguladora de Energía
(Energy Regulatory Commission or “CRE”). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities.

Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.

Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.
Other products
There is only one performance obligation that includes transportation for delivery to destination.

The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.	Accounts receivable in the statement of financial position
As of December 31, 2020 and 2019, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 68,382,413 and Ps. 89,263,870, respectively (see Note 10). As of December 31, 2020 and 2019, advance of customers was Ps. 8,548,260 and Ps. 6,627,033, respectively. The amount of Ps. 6,627,033 and Ps. 6,154,333 included in advance from customers as of December 31, 2019 and 2018, were recognized as revenue in 2020 and 2019, respectively.

C.	Practical expedients

i.	Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii.	Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.

D.	COVID-19 pandemic impacts
Decline in international crude oil prices and other impacts of the
Covid-19
pandemic
On March 6, 2020, the Organization of the Petroleum Exporting Countries (“OPEC”), led by Saudi Arabia, Russia and other groups of petroleum producers, did not come to an agreement to reduce crude oil production in order to support crude oil prices, which resulted in a significant drop in global crude oil prices.
On March 11, 2020, the World Health Organization declared
the Covid-19 outbreak
a pandemic. The Covid-19 pandemic has resulted in numerous deaths and governments across the world have instituted measures to address the pandemic, including mandatory quarantines, social distancing guidelines, travel restrictions and declaration of health emergencies. The effects of the Covid-19 pandemic
have led to a worldwide economic slowdown, and as a result a decrease in global demand for crude oil and derivatives.
In order to address the drop in crude oil prices that began in March 2020, on April 12, 2020, OPEC and other non-OPEC oil
exporting countries, including, among others, Mexico and Russia, reached an agreement to reduce world crude oil supply. Pursuant to this agreement, these countries, which are known as OPEC+, agreed to reduce their overall crude oil production by 9.7 million barrels per day from May 1, 2020 through June 30, 2020, by 7.7 million barrels per day from July 1, 2020 through December 31, 2020 and by 5.8 million barrels per day from January 1, 2021 through April 30, 2022. In particular, Mexico agreed to reduce its crude oil production by 100,000 barrels per day for a period of two months beginning on May 1, 2020. During May, June, July, August, September, October and November 2020, PEMEX decreased its crude oil production to 1,676.6, 1,654.7, 1,647.3, 1,687.9, 1,697.8, 1,680.2 and 1,688.8 thousand barrels per day, respectively.
On April 20, 2020, Mexican crude oil experienced an unprecedented drop below U.S. $0.00 to negative U.S. $2.37 per barrel. This drastic drop in price was due to low oil demand as a result of Covid-19 and the lack of oil storage. As of December 31, 2020, the weighted average Mexican crude oil price was U.S. $47.16 per barrel, a decrease of U.S. $10.52 per barrel as compared to the 2019 weighted average Mexican crude oil export price. Any future decline in international crude oil and natural gas prices will have a similar negative impact on PEMEX’s results of operations and financial condition.
PEMEX has been affected by these developments and in order to address these adverse effects on its budget results to comply with its budget financial goal established in the approved budget, PEMEX is taking actions to offset the expected decrease in revenue for the year (see Notes 22 and 28).
PEMEX prepared its budget for 2020 based on a Mexican crude oil basket price of U.S. $49.00 per barrel and contracted financial derivative instruments to hedge PEMEX’s risk exposure to declines in the price of Mexican crude oil price, when it falls below the average price of U.S. $49.00 per barrel, up to a floor of U.S. $44.00 per barrel (see Note 18).
Despite the presence of
Covid-19
in Mexico, PEMEX has continued to develop its hydrocarbon exploration, production and trading activities. In some cases, PEMEX has allowed its personnel to work remotely. The greatest economic impact for PEMEX has been the decline in its domestic sales of petroleum products due to the stoppage of economic activities and the confinement of the population in their homes.
Decrease in demand for refined products
As a result of
the Covid-19 pandemic,
the Mexican Government, through the
 Secretaría de Salud
 (Mexican Ministry of Health), has implemented actions to protect against Covid-19. Some
of these actions consist of, among others, directives to avoid places of work, crowded public areas, public buildings or unnecessary social activities during this time. These preventative measures caused a decrease in demand of certain goods and services, including petroleum products.
Primarily as a result of the worldwide economic slowdown and, in particular, the decrease in fuel demand, PEMEX had a 32% decrease in its domestic sales of petroleum products as of December 31, 2020 as compared to 2019.